CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	₽ 6,033	₽ 3,972	₽ 3,607
Operating expenses:
Marketing expenses	(2,253)	(1,697)	(2,159)
Employee-related expenses	(5,062)	(2,208)	(1,385)
IT expenses	(527)	(264)	(289)
Depreciation and amortization	(279)	(200)	(169)
Other operating expenses	(726)	(180)	(217)
Goodwill impairment			(256)
Total operating expenses	(8,847)	(4,549)	(4,475)
Operating loss	(2,814)	(577)	(868)
Finance costs	(61)	(72)	(38)
Finance income	19	11	7
Foreign currency exchange gain / (loss), net	53	(1)	(3)
Other income	6
Loss before income tax	(2,797)	(639)	(902)
Income tax (expense) / benefit	(60)	12	96
Loss for the year	(2,857)	(627)	(806)
Total comprehensive loss for the year	₽ (2,857)	₽ (627)	₽ (806)
Loss per share, in RUB
Basic loss per share attributable to ordinary equity holders of the parent	₽ (44)	₽ (11)	₽ (14)
Diluted loss per share attributable to ordinary equity holders of the parent	₽ (44)	₽ (11)	₽ (14)
Basic weighted average number of ordinary shares	65,092,557	59,433,100	59,433,100
Diluted weighted average number of ordinary shares	65,092,557	59,433,100	59,433,100